Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share
Earnings per share

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7.     Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the profit/(loss) for the period attributable to equity holders by the weighted average number of common shares outstanding during the period.

The following table reflects the income statement profit/(loss) and share data used in the basic EPS calculations:

	Three months ended June 30,		Six months ended June 30,
	2022	2021 (i)	2022	2021 (i)
	$'m	$'m	$'m	$'m
Profit/(loss) attributable to equity holders	100	26	157	(48)
Weighted average number of common shares for EPS (millions) (ii)	603.3	493.8	603.3	493.8
Earnings/(loss) per share	$0.17	$0.05	$0.26	$(0.10)

Diluted earnings per share is consistent with basic earnings per share, as there are no dilutive potential shares during the periods presented above.

(i) In advance of the completion of the business combination with Gores Holdings V, 493,763,520 shares of the Company, with a par value €0.01 per share, were issued to AGSA. This number of shares issued is utilized for the calculation of basic earnings per share (“EPS”) for the three months ended March 31, 2021 and six months ended June 30, 2021.

(ii) The weighted average number of common shares included in the computation of basic and diluted earnings per share has been adjusted to exclude shares repurchased and held by the Company as treasury shares. The number of shares so held at the balance sheet date is detailed in note 9.

Please refer to note 9 for details of any transactions involving common shares for the six months ended June 30, 2022.